Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Cost	$ 188,703	$ 113,555
Accumulated amortization	99,079	84,753
Net book value	89,624	28,802
Computer hardware [Member]
Cost	38,713	38,713
Accumulated amortization	37,115	36,391
Net book value	1,598	2,322
Computer software [Member]
Cost	1,950	1,950
Accumulated amortization	1,950	1,883
Net book value	0	67
Office furniture [Member]
Cost	11,828	11,828
Accumulated amortization	6,745	5,648
Net book value	5,083	6,180
Automobile [Member]
Cost	8,669	8,669
Accumulated amortization	3,812	1,736
Net book value	4,857	6,933
Equipment [Member]
Cost	52,395	52,395
Accumulated amortization	42,743	39,095
Net book value	9,652	$ 13,300
Shop equipment [Member]
Cost	22,009
Accumulated amortization	1,287
Net book value	20,722
Shop equipment under capital leases [Member]
Cost	53,139
Accumulated amortization	5,427
Net book value	$ 47,712